Deferred Revenue (Details) - Tradeweb Markets LLC - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Successor
Changes in deferred revenue
Deferred revenue balance - beginning of period	$ 28,280
New billings	26,609
Revenue recognized	(27,006)
Deferred revenue balance - end of period	27,883	$ 28,280
Predecessor
Changes in deferred revenue
Deferred revenue balance - beginning of period	$ 28,280	29,673	$ 42,184
New billings		100,091	127,312
Revenue recognized		(101,484)	(139,823)
Deferred revenue balance - end of period		$ 28,280	$ 29,673